Average Annual Total Returns{- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio K PRO-07 - Fidelity® OTC Portfolio	Fidelity OTC Portfolio-Class K Return Before Taxes Past 1 year	Fidelity OTC Portfolio-Class K Return Before Taxes Past 5 years	Fidelity OTC Portfolio-Class K Return Before Taxes Past 10 years	NS004 Past 1 year	NS004 Past 5 years	NS004 Past 10 years
Total	46.88%	23.23%	19.62%	44.92%	22.12%	18.46%